                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     Monetta Trust
     1776-A South Naperville Road, Suite 207
     Wheaton, Illinois 60187

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  2. Name of each series or class of funds for which this notice is filed:

     Monetta Mid-Cap Equity Fund        Monetta Government Money Market Fund
     Monetta Large-Cap Equity Fund
     Monetta Balanced Fund
     Monetta Intermediate Bond Fund

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  3. Investment Company Act File Number:  811-7360


     Securities Act File Number:  33-54822

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  4. Last day of fiscal year for which this notice is filed:  December 31, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [_]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     Monetta Mid-Cap Equity Fund                436,238     $5,819,321
     Monetta Large-Cap Equity Fund              122,334      1,496,425
     Monetta Balanced Fund                      158,986      1,941,207
     Monetta Intermediate Bond Fund              63,985        653,237
     Monetta Government Money Market Fund    15,948,807     15,948,807
                                                            ----------
                                                           $25,858,997

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Monetta Mid-Cap Equity Fund                436,238     $5,819,321
      Monetta Large-Cap Equity Fund              122,334      1,496,425
      Monetta Balanced Fund                      158,986      1,941,207
      Monetta Intermediate Bond Fund              63,985        653,237
      Monetta Government Money Market Fund    15,948,807     15,948,807
                                                             ----------
                                                            $25,858,997

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Monetta Mid-Cap Equity Fund                  3,396        $50,293
      Monetta Large-Cap Equity Fund               11,949        144,058
      Monetta Balanced Fund                        5,857         71,975
      Monetta Intermediate Bond Fund              17,270        175,101
      Monetta Government Money Market Fund       267,926        267,926
                                                              ---------
                                                               $709,353

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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $ $25,858,997
                                                                -------------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +    $709,353
                                                                -------------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -  22,849,943
                                                                -------------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +           0
                                                                -------------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                            3,718,407
                                                                -------------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x   1/33 of 1%
                                                                -------------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                              $1,126.79
                                                                =============

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 26, 1997

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Robert S. Bacarella
                               ---------------------------------
                                 Robert S. Bacaralla
                                 President
                               ---------------------------------

      Date  February 26, 1997
            -----------------

  *Please print the name and title of the signing officer below the signature.
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